The Company and basis of presentation - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Insurance contract revenue previously reported within healthcare services revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications	€ 429,946	€ 1,205,997
Insurance contract costs of revenue previously reported within healthcare services costs of revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications	€ 430,855	€ 1,165,168